Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2018
Directors and key management compensation
Schedule of aggregate emolument of directors

	2018	2017	2016
	€m	€m	€m
Salaries and fees	4	4	5
Incentive schemes[1]	3	2	4
Other benefits[2]	1	1	1
	8	7	10

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

Schedule of aggregate compensation for key management

	2018	2017	2016
	€m	€m	€m
Short-term employee benefits	27	24	30
Share-based payments	30	25	26
	57	49	56